Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	66 Months Ended	75 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000012036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.67%	13.41%			15.06%
C000012037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.30%	6.88%			10.53%
C000012041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	22.44%	12.43%			15.74%
C000012042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.74%	10.49%			11.31%
C000012043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	20.43%	4.42%			9.86%
C000012046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	23.37%	5.01%			9.35%
C000012065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.43%	7.73%			9.54%
C000012069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.89%	10.44%			11.51%
C000012070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	22.58%	12.22%			15.61%
C000012071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.87%	10.69%			13.52%
C000036528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.63%	1.12%			3.18%
C000042584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.47%)	4.99%			5.54%
C000042587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.66%	(1.18%)			3.23%
C000079751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.49%	13.76%			17.61%
C000079752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.06%	12.54%			14.87%
C000079753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.71%	9.97%			10.77%
C000215209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.86%	15.52%		17.32%
C000221870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.47%	11.56%	14.16%
C000221871 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.62%	6.17%	12.67%
C000221874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.22%	3.84%	12.05%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	18.14%	10.76%	14.04%		13.65%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	18.09%	10.87%			13.72%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.74%	11.62%		13.36%	14.16%
S And P 100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 100®
Average Annual Return, Percent	18.91%	13.64%			15.29%
S And P MidCap 400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400®
Average Annual Return, Percent	17.35%	6.92%			10.58%
S And P 500 Growth IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index™
Average Annual Return, Percent	22.67%	12.63%			15.94%
S And P 500 Value IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index™
Average Annual Return, Percent	12.91%	10.68%			11.49%
S And P SmallCap 600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600®
Average Annual Return, Percent	20.50%	4.49%			9.90%
S And P SmallCap 600 Value IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index™
Average Annual Return, Percent	23.56%	5.23%			9.54%
Russell MidCap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap® Value Index
Average Annual Return, Percent	17.62%	7.94%			9.75%
S And P 900 Value IndexTM Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 900 Value Index™ (Spliced)
Average Annual Return, Percent	12.91%	10.49%			11.54%
S And P 900 Growth IndexTM Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 900 Growth Index™ (Spliced)
Average Annual Return, Percent	22.63%	12.27%			15.67%
ICE Exchange Listed Preferred And Hybrid Securities Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced)
Average Annual Return, Percent	5.13%	1.54%			3.79%
FTSE Nareit All Residential Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Residential Capped Index
Average Annual Return, Percent	(0.99%)	5.48%			6.00%
FTSE Nareit All Mortgage Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Mortgage Capped Index
Average Annual Return, Percent	5.40%	(0.63%)			3.88%
Russell Top 200 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Growth Index
Average Annual Return, Percent	18.73%	14.00%			17.84%
Russell Top 200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Index
Average Annual Return, Percent	18.25%	12.71%			15.04%
Russell Top 200 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Value Index
Average Annual Return, Percent	14.94%	10.20%			10.99%
MSCI USA Quality GARP Select Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Quality GARP Select Index (Spliced)
Average Annual Return, Percent	26.05%	15.75%		17.54%
S And P 500 Sustainability Screened Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Sustainability Screened Index®
Average Annual Return, Percent	16.56%	11.65%	14.26%
S And P MidCap 400 Sustainability Screened Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Sustainability Screened Index®
Average Annual Return, Percent	17.73%	6.30%	12.83%
S And P SmallCap 600 Sustainability Screened Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Sustainability Screened Index®
Average Annual Return, Percent	17.35%	3.99%	12.34%